SHAREHOLDERS' EQUITY	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY

NOTE 8 — SHAREHOLDERS’ EQUITY
Preference Shares
— The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares
— The Company is authorized to issue 450,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 3,974,267 Class A ordinary shares issued and outstanding, excluding 28,025,733 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares
— The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 8,000,000 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

Note 7 — Shareholders’ Equity
Preference Shares
— The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares
— The Company is authorized to issue 450,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were zero and 3,974,267 Class A ordinary shares issued and outstanding, excluding 32,000,000 and 28,025,733 Class A ordinary shares subject to possible redemption, respectively.
The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10.00 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Investment and associated PIPE Subscription Agreements, it was concluded that the redemption value should include all the Public Shares resulting in the common stock subject to possible redemption being equal to $320,000,000.
Class B Ordinary Shares
— The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 8,000,000 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

Rocket Lab USA, Inc.
SHAREHOLDERS' EQUITY
(12)	CAPITALIZATION
Common Stock
The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders’ meeting and to vote upon certain events.
In the event of any liquidation event, only upon completion of distribution of proceeds to preferred stockholders, all of the remaining proceeds available, if any, shall be distributed among common stockholders pro rata based on the number of shares held by each.
Redeemable Convertible Preferred Stock
Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series
E-1
Preferred Stock together will be referred as “Preferred Stock”.
The dividend rate and issue price of Preferred Stock, par value of $0.0001, as of June 30, 2021 were as follows:
Redeemable Convertible Preferred Stock
Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series
E-1
Preferred Stock together will be referred as “Preferred Stock”.
The dividend rate and issue price of Preferred Stock, par value of $0.0001, as of June 30, 2021 were as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.05	$0.80
Series B	$0.11	$1.80
Series C	$0.20	$3.37
Series D	$1.71	$28.57
Series E	$1.89	$31.53
Series E-1	$1.89	$31.53
On May 18, 2020, the Company issued 650,140 shares of Series
E-1
Redeemable Convertible Preferred Stock in exchange for $20,500 in cash. Issuance costs in conjunction with this issuance were not material.
The significant rights, privileges and preferences of the Preferred Stock are as follows:
Dividend Rights
The Preferred Stock shall be entitled to receive
non-cumulative
dividends when declared by board of directors prior and in preference to any declaration or payment of any dividend on the Common Stock at a dividend rate per share as noted above.
The Preferred Stockholders have the right to waive any dividend preference upon the affirmative vote or written consent of majority of the holders of such series Preferred Stock then outstanding. Any additional dividends after payment to Preferred Stock shall be distributed among all holders on an as-if
converted basis.
Liquidation Preferences
In the event of any liquidation event, either voluntary or involuntary, which includes (i) a change of control with respect to the Company, (ii) a sale of the Company, (iii) an IPO and (iv) a liquidation, dissolution or winding up of the Company, the holders of Preferred Stock shall be entitled to be paid out of the assets of the Company, prior and in preference to any distribution of the proceeds of a liquidation event to the holders of common stock, an amount per share equal to original issue price per share as noted above of each series of Preferred Stock plus declared but unpaid dividends. Any remaining proceeds available for distribution shall be distributed among holders of common stock.
If the Preferred Stockholder receives an amount greater than the amount on an as if-converted
basis, then such amount would be considered for distribution and any such holder who deemed to have converted shall not be entitled to receive any distribution made otherwise to holders of Preferred Stock that have not converted. The treatment of any particular transaction or series of related transactions as liquidation event may be waived by the vote or written consent of holders of the outstanding Preferred Stock.
The Company classifies the Preferred Stock outside of permanent equity in the mezzanine portion of our consolidated balance sheets due to the contingent redemption feature, which is contingent upon certain change of control events, the occurrence of which is not solely within the control of the Company. These contingent events were not considered probable of occurring and as such the Company did not remeasure Preferred Stock to its redemption value each period.
Conversion Rights
Each share of each series of Preferred Stock is convertible, at the option of the holder, at any time after issuance, into the number of fully paid shares of common stock that results from dividing the original issue price of the Preferred Stock by applicable conversion price in effect at the time of conversion. The initial conversion price of the Preferred Stock is equal to its original issue price.
The conversion price of the Preferred Stock is subject to adjustment for any stock dividends, stock splits, combination or other similar recapitalization to protect the holders of the Preferred Stock from dilution.
Each share of Preferred Stock shall automatically be converted, at their then effective conversion price, upon earlier of the following: (i) the closing of the sale of shares of Common Stock in a firm commitment underwritten public offering, the public offering price of which is not less than $31.53 per share (subject to appropriate adjustment in the event of stock dividend, stock split, combination or other similar recapitalization with respect to Common Stock) and resulting in at least $100,000 of gross proceeds to the Company, or (ii) at the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of respective Preferred Stock, voting as a single class on an as converted to Common Stock basis.
Voting Rights
The holders of Preferred Stock have the right to vote as a single class on as-converted
basis to Common Stock for treatment of any particular transaction or series of related transactions or certain events. The holders of Preferred Stock have majority voting rights and control the board of directors.
Down-Round Protections
The holders of Series D, Series E and Series
E-1
Preferred Stock contain anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock. As a result of these down round features, the Company is required to adjust the consideration per share price in the event of future sales at a lower per share price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price are recorded as an increase to additional paid-in
capital and increase to accumulated deficit.

12.	CAPITALIZATION
Common Stock
The holder of each share of common stock has the right to one vote for each share and is entitled to notice of any stockholders’ meeting and to vote upon certain events.
In the event of any liquidation event, only upon completion of distribution of proceeds to preferred stockholders, all of the remaining proceeds available, if any, shall be distributed among common stockholders pro rata based on the number of shares held by each.
Redeemable Convertible Preferred Stock
Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock and Series
E-1
Preferred Stock together will be referred as “Preferred Stock”.
The number of authorized, issued and outstanding preferred stock, par value of $0.0001, as of December 31, 2020 was as follows:

Preferred Stock	Dividend Rate	Issue Price
Series A	$0.05	$0.80
Series B	$0.11	$1.80
Series C	$0.20	$3.37
Series D	$1.71	$28.57
Series E	$1.89	$31.53
Series E-1	$1.89	$31.53
On May 18, 2020, the Company issued 650,140 shares of Series
E-1
Redeemable Convertible Preferred Stock in exchange for $20,500 in cash. Issuance costs in conjunction with this issuance were not material.
The significant rights, privileges and preferences of the Preferred Stock are as follows:
Dividend Rights
The Preferred Stock shall be entitled to receive
non-cumulative
dividends when declared by board of directors prior and in preference to any declaration or payment of any dividend on the Common Stock at a dividend rate per share as noted above.
The Preferred Stockholders have the right to waive any dividend preference upon the affirmative vote or written consent of majority of the holders of such series Preferred Stock then outstanding. Any additional dividends after payment to Preferred Stock shall be distributed among all holders on an as-if
converted basis.

Liquidation Preferences
In the event of any liquidation event, either voluntary or involuntary, which includes (i) a change of control with respect to the Company, (ii) a sale of the Company, (iii) an IPO and (iv) a liquidation, dissolution or winding up of the Company, the holders of Preferred Stock shall be entitled to be paid out of the assets of the Company, prior and in preference to any distribution of the proceeds of a liquidation event to the holders of common stock, an amount per share equal to original issue price per share as noted above of each series of Preferred Stock plus declared but unpaid dividends. Any remaining proceeds available for distribution shall be distributed among holders of common stock.
If the Preferred Stockholder receives an amount greater than the amount on an as if-converted
basis, then such amount would be considered for distribution and any such holder who deemed to have converted shall not be entitled to receive any distribution made otherwise to holders of Preferred Stock that have not converted. The treatment of any particular transaction or series of related transactions as liquidation event may be waived by the vote or written consent of holders of the outstanding Preferred Stock.
The Company classifies the Preferred Stock outside of permanent equity in the mezzanine portion of our consolidated balance sheets due to the contingent redemption feature, which is contingent upon certain change of control events, the occurrence of which is not solely within the control of the Company. These contingent events were not considered probable of occurring and as such the Company did not remeasure Preferred Stock to its redemption value each period.
Conversion Rights
Each share of each series of Preferred Stock is convertible, at the option of the holder, at any time after issuance, into the number of fully paid shares of common stock that results from dividing the original issue price of the Preferred Stock by applicable conversion price in effect at the time of conversion. The initial conversion price of the Preferred Stock is equal to its original issue price.
The conversion price of the Preferred Stock is subject to adjustment for any stock dividends, stock splits, combination or other similar recapitalization to protect the holders of the Preferred Stock from dilution.
Each share of Preferred Stock shall automatically be converted, at their then effective conversion price, upon earlier of the following: (i) the closing of the sale of shares of Common Stock in a firm commitment underwritten public offering, the public offering price of which is not less than $31.53 per share (subject to appropriate adjustment in the event of stock dividend, stock split, combination or other similar recapitalization with respect to Common Stock) and resulting in at least $100,000 of gross proceeds to the Company, or (ii) at the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the then outstanding shares of respective Preferred Stock, voting as a single class on an as converted to Common Stock basis.
Voting Rights
The holders of Preferred Stock have the right to vote as a single class on as-converted
basis to Common Stock for treatment of any particular transaction or series of related transactions or certain events. The holders of Preferred Stock have majority voting rights and control the board of directors.
Down-Round Protections
The holders of Series D, Series E and Series
E-1
Preferred Stock contain anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock. As a result of these down round features, the Company is required to adjust the consideration per share price in the event of future sales at a lower per share price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price are recorded as an increase to additional paid-in
capital and increase to accumulated deficit.